Unaudited Consolidated Statement of Changes to Shareholders' Equity - USD ($)	Capital stock	Accumulated Profit/Losses	Cumulative Translation Adjustments	Total
Balance at Dec. 31, 2022	$ 1,008,590	$ 405,191	$ (156,091)	$ 1,257,690
Net Income (Loss) for the year		(5,839,344)		(5,839,344)	[1],[2]
Currency/Cumulative Translation Adjustments			(159,281)	(159,281)
Capital Stock Currency Translation Adjustments	3,902			3,902
Balance at Dec. 31, 2023	1,012,492	(5,434,153)	(315,372)	(4,737,033)
Net Income (Loss) for the year		(630,311)		(630,311)
Currency/Cumulative Translation Adjustments			197,388	197,388
Balance at Mar. 31, 2024	1,012,492	(6,064,464)	(117,984)	(5,169,956)
Balance at Dec. 31, 2023	1,012,492	(5,434,153)	(315,372)	(4,737,033)
Net Income (Loss) for the year				(959,559)
Balance at Sep. 30, 2024	1,012,492	(5,252,897)	387,935	(3,852,470)
Balance at Dec. 31, 2023	1,012,492	(5,434,153)	(315,372)	(4,737,033)
Net Income (Loss) for the year		(1,627,821)		(1,627,821)	[2],[3]
Currency/Cumulative Translation Adjustments			1,491,647	1,491,647
Balance at Dec. 31, 2024	1,012,492	(7,061,973)	1,176,275	(4,873,206)
Balance at Mar. 31, 2024	1,012,492	(6,064,464)	(117,984)	(5,169,956)
Net Income (Loss) for the year		(132,460)		(132,460)
Currency/Cumulative Translation Adjustments			459,171	459,171
Balance at Jun. 30, 2024		(7,194,433)	341,187	(4,546,495)
Net Income (Loss) for the year		(196,788)		(196,788)
Currency/Cumulative Translation Adjustments			46,748	46,748
Balance at Sep. 30, 2024	1,012,492	(5,252,897)	387,935	(3,852,470)
Balance at Dec. 31, 2024	1,012,492	(7,061,973)	1,176,275	(4,873,206)
Net Income (Loss) for the year		(516,241)		(516,241)
Currency/Cumulative Translation Adjustments			(390,445)	(390,445)
Balance at Mar. 31, 2025	1,012,492	(7,578,214)	785,830	(5,779,892)
Balance at Dec. 31, 2024	1,012,492	(7,061,973)	1,176,275	(4,873,206)
Net Income (Loss) for the year				(812,788)
Balance at Sep. 30, 2025	1,012,492	(7,874,762)	127,583	(6,734,687)
Balance at Mar. 31, 2025	1,012,492	(7,578,214)	785,830	(5,779,892)
Net Income (Loss) for the year		(121,609)		(121,609)
Currency/Cumulative Translation Adjustments			(465,380)	(465,380)
Balance at Jun. 30, 2025	1,012,492	(7,699,823)	320,450	(6,366,881)
Net Income (Loss) for the year		(174,938)		(174,938)
Currency/Cumulative Translation Adjustments			(192,867)	(192,867)
Balance at Sep. 30, 2025	$ 1,012,492	$ (7,874,762)	$ 127,583	$ (6,734,687)

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs